Non-interest income	6 Months Ended
Mar. 31, 2023
Non-interest income
Non-interest income

Note 4. Non-interest income[1]

	Half Year	Half Year	Half Year	% Mov’t
	March	Sept	March	Mar 23	Mar 23
$m	2023	2022	2022	- Sept 22	- Mar 22
Net fees
Facility fees	338	342	344	(1)	(2)
Transaction fees	589	576	556	2	6
Other non-risk fee income	68	50	72	36	(6)
Fee income	995	968	972	3	2
Credit card loyalty programs	(81)	(66)	(60)	23	35
Transaction fee related expenses	(87)	(76)	(67)	14	30
Fee expenses	(168)	(142)	(127)	18	32
Net fees	827	826	845	-	(2)

Net wealth management and insurance
Net wealth management income	347	365	361	(5)	(4)
Life insurance premium income	-	314	520	(100)	(100)
Life insurance investment and other income[2]	-	(12)	(129)	(100)	(100)
Total insurance premium, investment and other income	-	302	391	(100)	(100)
Life insurance claims, changes in life insurance liabilities and other expenses	-	(260)	(351)	(100)	(100)
Total insurance claims, changes in insurance liabilities and other expenses	-	(260)	(351)	(100)	(100)
Net wealth management and insurance	347	407	401	(15)	(13)

Trading	387	321	343	21	13

Other
Dividends received from other entities	-	1	3	(100)	(100)
Net gain/(loss) on sale/derecognition of associates	1	12	13	(92)	(92)
Net gain/(loss) on disposal of assets	-	(1)	(2)	(100)	(100)
Net gain/(loss) on hedging of overseas operations	-	1	(1)	(100)	(100)
Net gain/(loss) on derivatives held for risk management purposes[3]	-	2	7	(100)	(100)
Net gain/(loss) on financial instruments measured at fair value	29	(4)	16	large	81
Net gain/(loss) on disposal of controlled entities and other businesses[4]	268	(1,112)	289	large	(7)
Rental income on operating leases	5	7	9	(29)	(44)
Share of associates’ net profit/(loss)	(3)	(4)	(3)	(25)	-
Other	29	47	22	(38)	32
Total other	329	(1,051)	353	large	(7)
Total non-interest income	1,890	503	1,942	large	(3)

1.	Includes items relating to compliance, regulation and remediation costs recognised as an addition in non-risk fee income, net wealth management income and other income totalled $8 million for First Half 2023 (Second Half 2022: $56 million reduction, First Half 2022: $8 million reduction). Refer to Note 13 for further details.
2.	Includes policyholder tax recoveries.
3.	Income from derivatives held for risk management purposes reflects the impact of economic hedges of earnings.
4.

First Half 2023 included a profit on sale of $243 million for AAML, Second Half 2022 included $1,112 million loss on sale of Australian life insurance business, while First Half 2022 included $170 million gain on sale of auto finance and $119 million gain on sale of NZ life insurance.